OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2020
OPERATING LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

The following table presents the operating lease related assets and liabilities recorded on the balance sheets as of July 31, 2020.

July 31, 2020
Rights of use lease assets	$3,768,418

Operating lease liabilities, current	750,350
Operating lease liabilities, noncurrent	3,382,889
Total operating lease liabilities	$4,133,239

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of July 31, 2020:

	July 31, 2020
Remaining lease term and discount rate	$
Weighted average remaining lease term (years)		8.78
Weighted average discount rate		4.90%

Schedule of maturities of lease liabilities

The following is a schedule of maturities of lease liabilities as of July 31, 2020

2021	$942,360
2022	667,392
2023	477,151
2024	481,817
2025	396,682
2025 and thereafter	2,169,094
Total lease payments	5,134,496
Less: imputed interest	(1,001,257)
Present value of lease liabilities	$4,133,239